Investments	12 Months Ended
Dec. 31, 2022
Investments
Investments

12.  Investments

	December 31,
	2021	2022
	US$	US$

Equity investments accounted for using the equity method (i)	850,557	458,463
Equity investments with readily determinable fair values (ii)	25,480	1,180
Equity investments without readily determinable fair values (iii)	146,418	179,462
Available-for-sale debt investment (iv)	—	21,299

Total	1,022,455	660,404
(i)	Investments have been accounted for under the equity method where the Group has significant influence over these investees and the investments are considered as in-substance common shares.

In 2021 and 2022, the Group acquired minority stakes in a number of privately-held entities with total consideration of US$56,336 and US$95,462, respectively. The decrease in investments in 2022 was mainly attributable to the other-than-temporary impairment loss of US$417.2 million from Huya recognized in share of loss in equity method investments. On April 3, 2020, Huya ceased to be a subsidiary of the Company and the Company deconsolidated its related interest and recognized its investment in Huya as an equity method investment (Note 3(b)). In 2021 and 2022, a net loss from the deemed disposal of Huya was approximately US$5,450 and US$5,477, respectively.

The following tables set forth the summarized financial information of the Group’s equity method investments:

	December 31,
	2021	2022
	US$	US$

Current assets	2,223,447	1,879,845
Non-current assets	552,085	1,060,160
Current liabilities	601,688	373,980
Non-current liabilities	39,719	33,173

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Revenues	1,405,623	2,082,821	1,588,732
Gross profit	386,810	466,970	259,169
Net income (loss)	23,563	(81,953)	(103,729)
Net income (loss) attributable to the investees	23,563	(81,953)	(103,729)

(ii)	The Group does not have the ability to exercise significant influence over these investments. Therefore, it has been precluded from applying the equity method of accounting.

In 2021, the Group partially disposed an investment with readily determinable fair values for a cash consideration of US$128,263. In 2022, the Group disposed an investment with readily determinable fair values for a cash consideration of US$3,927.

In 2020, 2021 and 2022, fair value gain of US$144,634, fair value loss of US$32,773 and fair value loss of US$20,453 related to investments with readily determinable fair values were recognized in the consolidated statements of comprehensive income (Note 29), respectively.

12.  Investments (continued)

(iii)	Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock.

In 2021 and 2022, the Group acquired minority preferred shares or ordinary shares of a number of privately-held entities with total consideration of US$38,806 and US$23,151, respectively. The ownership interests were less than 20% of the investees’ total equities or the ownership interests redeemable upon condition. These equity investments are not considered as debt securities or equity securities that have readily determinable fair values. Accordingly the Company elected to account for these investments at cost less impairments, adjusted by observable price changes.

In 2021, the Group partially disposed an investment without readily determinable fair values, with a consideration of US$29,050. In 2022, the Group disposed certain investments without readily determinable fair values, with a consideration of US$4,253 in total.

In 2021, the Group disposed of an equity investment accounted for using the equity method and reinvested on the investment by acquiring majority of equity interests of its overseas entity that became a subsidiary of the Group. Accordingly, the Group recorded an equity investment held by this subsidiary as equity investment without readily determinable fair values amounting to US$51,775 as of December 31, 2021.

In 2020, fair value gain of US$14,543 due to the observable price change, were recognized in gain on fair value changes of investments (Note 29). Out of the fair value gain of US$14,543 for the year ended December 31, 2020, fair value gain of US$15,498 was unrealized and fair value loss of US$955 was realized.In 2021, fair value gain of US$14,045 due to the observable price change, were recognized in gain on fair value changes of investments (Note 29). Out of the fair value gain of US$14,045 for the year ended December 31, 2021, fair value gain of US$1,339 was unrealized and fair value gain of US$12,706 was realized. In 2022, fair value gain of US$17,089 due to the observable price change, were recognized in gain on fair value changes of investments (Note 29). Out of the fair value gain of US$17,089 for the year ended December 31, 2022, fair value gain of US$12,968 was unrealized and fair value gain of US$4,121 was realized.

The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors including, but not limited to, current economic and market conditions, the operating performance of the entities including current earnings trends and other entity-specific information. In 2020, 2021 and 2022, based on the Group’s assessment, an impairment charge of US$6,186, US$93,632 and nil was recognized in general and administrative expenses, respectively, against the carrying value of the investments due to significant deterioration in earnings or unexpected changes in business prospects of the investees as compared to the original investment plans.

(iv)

Available-for-sale debt investment are convertible debt instruments issued by private companies and investments in preferred shares that are redeemable at the Group’s option, which are measured at fair value.